VIA EDGAR TRANSMISSION


July 19, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   FS Variable Separate Account ("Registrant")
        The United States Life Insurance Company in the City of New York ("Depositor")
        Certification Pursuant to Rule 497(j) of the Securities Act of 1933 (Investment Company Act Number 811-08810)
        (Central Index Key 0000931344)

FILE NUMBER                PRODUCT NAME
333-178841                        Polaris Platinum III
333-178845                        Polaris Preferred Solution
333-178848                        Polaris Advantage II
333-178842                        Polaris Choice IV
333-178844                        Polaris Advantage
333-178849                        Polaris Retirement Protector
333-178847                        Polaris Choice III
333-178853                        Polaris Choice III

Members of the Commission:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, in connection with the above-referenced Registration Statements, Registrant hereby certifies that:

1. The form of prospectuses and Statements of Additional Information, including supplements if applicable, that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statements or amendments filed with the Securities and Exchange Commission, and

2. The text of the most recent Registration Statements or amendments has been filed with the Securities and Exchange Commission electronically.

You may direct any questions regarding this filing to the undersigned at
(310) 772-6259.

Very truly yours,

/s/ Helena Lee

Helena Lee
Senior Counsel